Transactions in Soles (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Purchased call options [member]
Disclosure of Transactions in Soles [Line Items]
Closing foreign exchange rate	0.2968	0.3088
Written put options [member]
Disclosure of Transactions in Soles [Line Items]
Closing foreign exchange rate	0.2959	0.3082